Intangible assets - Growth Rates (Details)	Mar. 31, 2026	Mar. 31, 2025
Aplo SAS
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	4.00%	0.00%
Next Finance Tech Co, Ltd.
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	4.00%	4.00%
3iQ Digital Holdings, Inc.
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.00%	0.00%